Other non-current liabilities - Other Non-Current Liability (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other non-current liabilities
Liabilities to BeST investment agreement	₺ 1,304,706	₺ 1,482,852
Deferred revenue	212,698	124,759
Other non-current liabilities	₺ 1,517,404	₺ 1,607,611